Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Operating profit	£ 1,884	£ 1,525	£ 2,101	£ 1,964	£ 1,905
Share of results of joint ventures	(29)	(15)	(41)
Amortisation of acquired intangible assets	297	376	294
Amortisation of internally developed intangible assets	295	319	249
Depreciation of property, plant and equipment	52	60	58
Depreciation of right-of-use assets	80	88	82
Share based remuneration	45	25	32
Total non-cash items	769	868	715
Increase in inventories and pre-publication costs	(13)	(18)	(14)
Decrease/(increase) in receivables	(103)	149	(116)
(Decrease)/increase in payables	(32)	(245)	79
Increase in working capital	(148)	(114)	(51)
Cash generated from operations	£ 2,476	£ 2,264	£ 2,724